Intangible Assets - Disclosure of Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2018
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.30%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 5.0x
Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.70%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 18.4x
Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.30%
Changes in volume growth CAGR	(0.30%)
Effect on Valuation	Passes by 1.0x
Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	1.70%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.9x
Panama [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.30%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 6.9x
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.60%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.9x
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	1.10%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.3x
Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	6.10%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 8.9x